T. ROWE PRICE New Jersey Tax-Free Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
DELAWARE 1.1%
Delaware River & Bay Auth., 4.00%, 1/1/41  770 761
Delaware River & Bay Auth., 4.00%, 1/1/42  550 539
Delaware River & Bay Auth., 4.00%, 1/1/46  1,000 965
Delaware River & Bay Auth., 5.00%, 1/1/40  465 504
Delaware River & Bay Auth., 5.00%, 1/1/41  480 513
Delaware River & Bay Auth., 5.00%, 1/1/42  520 556
3,838
GUAM 0.4%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,299
1,299
NEW JERSEY 87.0%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/47 (1) 2,500 2,373
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,192
Burlington County Bridge Commission, 5.00%, 10/1/24  1,000 1,001
Burlington County Bridge Commission, 5.00%, 10/1/27  1,000 1,048
Burlington County Bridge Commission, 5.00%, 10/1/28  1,280 1,342
Burlington County Bridge Commission, 5.00%, 4/15/31  1,000 1,091
City of Summit, GO, 4.00%, 7/15/41  855 870
City of Summit, GO, 4.00%, 7/15/42  1,360 1,377
City of Summit, GO, 4.00%, 7/15/44  1,360 1,369
Essex County Improvement Auth., Charter School, 4.00%, 6/15/51  1,100 939
Essex County Improvement Auth., Charter School, 4.00%, 6/15/56  1,875 1,573
Essex County Improvement Auth., Family Court Building Project,
Series 2023, 5.00%, 7/3/24  2,400 2,423
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/56 (2) 1,500 1,375
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (3) 2,205 2,430
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (1) 5,600 5,988
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39  450 457
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/28 (1) 1,750 1,833
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/29 (1) 1,285 1,351
Hudson County Improvement Auth., Vocational Technical Schools,
5.25%, 5/1/51  7,000 7,197
Mercer County Improvement Auth., 4.00%, 4/1/33  1,000 1,051
Middlesex County Improvement Auth., Rutgers University, Health +
Life Science, Series 2023A, 5.00%, 8/15/53  3,000 3,210

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Middlesex County, Civic Square IV Redev., COP, 5.00%, 10/15/31  1,465 1,560
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/37  750 762
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/38  1,000 1,013
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/37  275 280
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/38  225 228
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/39  200 202
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/35  1,250 1,307
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/36  1,000 1,043
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/26 (Prerefunded 3/1/24) (4) 1,650 1,657
New Brunswick Parking Auth., 5.00%, 9/1/26 (2) 320 330
New Brunswick Parking Auth., 5.00%, 9/1/27 (2) 375 388
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  4,040 4,072
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,047
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38 (5) 1,000 1,083
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39 (5) 2,250 2,423
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (6) 1,500 1,304
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (7) 530 507
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (7) 1,150 1,096
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (7) 1,105 981
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/54 (7) 375 327
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (6) 1,000 1,006
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,245
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/24 (6) 850 850
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (6) 2,035 2,035
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (1)(6) 1,030 1,030
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (6) 6,175 6,180
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,234
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (6) 5,070 4,327

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (6) 1,425 1,452
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (3) 810 848
New Jersey Economic Dev. Auth., Natural Gas Company Project,
Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (6) 1,500 1,458
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (6) 2,075 2,096
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (6) 3,075 3,012
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/37 (1) 1,000 1,038
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/42 (1) 3,250 3,324
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,250 3,817
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35 (Prerefunded 6/15/27) (4) 1,000 1,077
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42 (Prerefunded 6/15/27) (4) 2,250 2,422
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project, 5.00%,
6/1/32  2,270 2,379
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  3,000 2,839
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (6) 1,765 1,765
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (6) 3,250 3,250
New Jersey Economic Dev. Auth., United Methodist Homes,
Series A, 5.00%, 7/1/29 (Prerefunded 7/1/24) (4) 2,690 2,710
New Jersey EFA, Series C, 4.00%, 7/1/50 (1) 2,000 1,833
New Jersey EFA, College of New Jersey, Series A, 4.00%,
7/1/47 (1) 750 717
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30  1,214 1,245
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  2,000 1,784
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,889
New Jersey EFA, Kean Univ., Series H, 5.00%, 7/1/28 (1) 2,000 2,061
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39  3,275 3,291
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/36  1,000 1,019
New Jersey EFA, Princeton Univ., Series A, 5.00%, 7/1/26  1,500 1,588
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (1) 2,000 2,096
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 3,561
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35  1,000 1,040
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36  1,640 1,698

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37  2,000 2,061
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47  1,600 1,618
New Jersey EFA, Stockton Univ., Series A, 5.00%, 7/1/35 (1) 2,000 2,070
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  1,500 1,466
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  90 90
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,500 1,097
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  1,790 1,246
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  4,360 3,132
New Jersey HCFFA, Barnabas Health Obligated Group, 4.00%,
7/1/45  1,775 1,716
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32  1,250 1,329
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 3,751
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45
(Prerefunded 7/1/24) (4) 1,600 1,616
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/30  2,000 2,066
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  2,360 2,434
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,408
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 5,090
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28  1,720 1,803
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,607
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29  1,500 1,580
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  2,600 2,629
New Jersey HCFFA, RWJ Barnabas Health, Series B-3, VRDN,
5.00%, 7/1/45 (Tender 7/1/26)  1,435 1,488
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/31  2,200 2,235
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/41  3,000 3,005
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 789
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,465
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  1,860 2,005
New Jersey HCFFA, Virtua Health, Series B, VRDN, 2.80%, 7/1/43  200 200
New Jersey HCFFA, Virtua Health, Series C, VRDN, 2.85%, 7/1/43  1,950 1,950
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/25 (6) 1,000 1,023

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/26 (6) 500 516
New Jersey Higher Ed. Student Assistance Auth., Series C, 5.00%,
12/1/53 (6) 1,250 1,175
New Jersey Higher Ed. Student Assistance Auth., Series SR,
5.00%, 12/1/26 (6) 1,500 1,533
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series H, 3.00%, 10/1/52  4,200 4,014
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  1,975 1,981
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  1,210 1,246
New Jersey Institute of Technology, Series A, 5.00%, 7/1/32  375 411
New Jersey Institute of Technology, Series A, 5.00%, 7/1/33  170 186
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 3,559
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
12/15/39  2,080 2,087
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  2,955 2,888
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,606
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  750 836
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,107
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,145 1,062
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,060 1,044
New Jersey Transportation Trust Fund Auth., Series AA, 4.50%,
6/15/49  2,231 2,188
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  2,950 2,770
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/50  2,790 2,629
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/34  2,000 2,152
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/35  1,665 1,785
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,325 1,407
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  3,750 4,023
New Jersey Transportation Trust Fund Auth., Series CC, 5.50%,
6/15/50  4,000 4,342
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  4,850 5,085

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 1,001
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  1,360 1,319
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  7,500 7,843
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,096
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,556
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,000 4,194
Newark City, Series C, GO, 4.00%, 10/1/34 (1) 120 124
Newark City, Series C, GO, 4.00%, 10/1/36 (1) 265 270
North Hudson Sewer Auth., 5.00%, 6/1/41 (1) 1,000 1,114
North Hudson Sewer Auth., 5.00%, 6/1/42 (1) 750 838
Rutgers Univ., Series M, 5.00%, 5/1/34  1,600 1,660
Salem County PCR, Atlantic City Electric, 2.25%, 6/1/29  3,000 2,727
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (6) 10,200 10,266
South Jersey Transportation Auth., Series A, 5.00%, 11/1/32 (1) 1,250 1,353
South Jersey Transportation Auth., Transportation System,
Series A, 5.25%, 11/1/52 (2) 2,100 2,212
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  370 372
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  2,905 2,999
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,660 4,671
Township of Cherry Hill, GO, 4.00%, 7/15/39  550 560
Township of Cherry Hill, GO, 4.00%, 7/15/40  700 710
Township of Cherry Hill, GO, 4.00%, 7/15/41  700 707
Township of Cherry Hill, GO, 4.00%, 7/15/42  700 704
Township of Cherry Hill, GO, 4.00%, 7/15/43  700 702
303,915
NEW YORK 3.8%
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  1,000 1,009
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  2,500 2,571
Port Auth. of New York & New Jersey, Series 205, 5.25%, 11/15/57  1,000 1,038
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (6) 5,000 5,203
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (6) 1,575 1,456
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (6) 1,900 2,031
13,308
PENNSYLVANIA 2.4%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (4) 400 412
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42  2,050 2,125
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44  750 778
Delaware River Port Auth., 5.00%, 1/1/40  2,000 2,005
Delaware River Port Auth., Series A, 5.00%, 1/1/34  2,000 2,183

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Delaware River Port Auth., Series A, 5.00%, 1/1/40  1,000 1,065
8,568
PUERTO RICO 4.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 66 34
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 1,305 684
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (7) 690 694
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  34 33
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 161
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,206 1,125
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  635 581
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  367 328
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  216 186
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  229 233
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 655
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,223 2,350
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  967 1,040
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)(10) 10 2
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (9)
(10) 20 5
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (9)
(10) 150 38
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (9)
(10) 40 10
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)(10) 50 13
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)(10) 65 16
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)(10) 80 20
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)(10) 10 3
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)(10) 320 80
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 160 40
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 70 17
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 45 11
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)(10) 20 5

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)(10) 50 12
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)(10) 35 9
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)(10) 10 2
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)(10) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)(10) 15 4
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)(10) 165 41
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)(10) 45 11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)(10) 20 5
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  558 551
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,076 1,016
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  174 169
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,587
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  495 356
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,189 778
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  6,064 1,782
15,692
Total Investments in Securities 99.2%
(Cost $359,276) $ 346,620
Other Assets Less Liabilities 0.8% 2,779
Net Assets 100.0% $ 349,399
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Insured by National Public Finance Guarantee Corporation
(4) Prerefunded date is used in determining portfolio maturity.
(5) When-issued security
(6) Interest subject to alternative minimum tax.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$3,605 and represents 1.0% of net assets.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Non-income producing

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
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COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Valuation Inputs   On November 30, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F47-054Q3 11/23